Note 5 - Blanket Zimbabwe Indigenization Transaction	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of the Blanket Zimbabwe indigenisation transaction [text block]
5
       Blanket Zimbabwe Indigenisation Transaction

On
February 20, 2012
the Group announced it had signed a Memorandum of Understanding (“MoU”) with the Minister of Youth, Development, Indigenisation and Empowerment of the Government of Zimbabwe pursuant to which the Group agreed that indigenous Zimbabweans would acquire an effective
51%
ownership interest in the Zimbabwean company owning the Blanket Mine (also referred to herein as “Blanket” or “Blanket Mine” as the context requires) for a paid transactional value of
$30.09
million. Pursuant to the above, members of the Group entered into agreements with each indigenous shareholder to transfer
51%
of the Group's ownership interest in Blanket Mine whereby it:

•	sold a 16% interest to the National Indigenisation and Economic Empowerment Fund (“NIEEF”) for $11.74 million;
•	sold a 15% interest to Fremiro Investments (Private) Limited (“Fremiro”), which is owned by indigenous Zimbabweans, for $11.01 million;
•	sold a
10%
interest to Blanket Employee Trust Services (Private) Limited (“BETS”) for the benefit of present and future managers and employees for
$7.34
million. The shares in BETS are held by the Blanket Mine Employee Trust (“Employee Trust”) with Blanket Mine's employees holding participation units in the Employee Trust; and
•	donated a 10% ownership interest to the Gwanda Community Share Ownership Trust (“Community Trust”). In addition, Blanket Mine paid a non-refundable donation of $1 million to the Community Trust.

The Group facilitated the vendor funding of these transactions which is repaid by way of dividends from Blanket Mine.
80%
of dividends declared by Blanket Mine are used to repay such loans and the remaining
20%
unconditionally accrues to the respective indigenous shareholders. Following a modification to the interest rate on
June 23, 2017,
outstanding balances on these facilitation loans attract interest at a rate of the lower of a fixed
7.25%
per annum payable quarterly or
80%
of the Blanket Mine dividend in the quarter. The timing of the repayment of the loans depends on the future financial performance of Blanket Mine and the extent of future dividends declared by Blanket Mine. The facilitation loans relating to the Group were transferred as dividends in specie intra Group and now the loans and most of the interest thereon is payable to the Company.

Accounting treatment

The directors of Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”), a wholly owned subsidiary of the Company, performed a re-assessment, using the requirements of IFRS
10:
Consolidated Financial Statements (IFRS
10
), and concluded that CHZ should continue to consolidate Blanket Mine after the indigenisation and accordingly the subscription agreements with the indigenous shareholders have been accounted for as a transaction with non-controlling interests and as a share based payment transaction.

The subscription agreements, concluded on
February 20, 2012,
were accounted for as follows:

•	Non-controlling interests (“NCI”) were recognised on the portion of shareholding upon which dividends declared by Blanket Mine will accrue unconditionally to equity holders as follows:

(a)	20% of the 16% shareholding of NIEEF;
(b)	20% of the 15% shareholding of Fremiro; and
(c)	100% of the 10% shareholding of the Community Trust.

•	This effectively means that NCI was recognised at 16.2% of the net assets of Blanket Mine, until the completion of the transaction with Fremiro whereby the NCI reduced to 13.2% (see below).

•	The remaining
80%
of the shareholding of NIEEF and Fremiro is recognised as non-controlling interests to the extent that their attributable share of the net asset value of Blanket Mine exceeds the balance on the facilitation loans including interest. At
June 30, 2020
the attributable net asset value did
not
exceed the balance on the respective loan accounts and thus
no
additional NCI was recognised.

•	The transaction with BETS is accounted for in accordance with IAS
19
Employee Benefits
(profit sharing arrangement) as the ownership of the shares does not
ultimately pass to the employees. The employees are entitled to participate in
20%
of the dividends accruing to the
10%
shareholding in Blanket Mine if they are employed at the date of such distribution. To the extent that
80%
of the attributable dividends exceeds the balance on the BETS facilitation loan they will accrue to the employees at the date of such declaration.

•	The Employee Trust and BETS are entities effectively controlled and consolidated by Blanket Mine. Accordingly, the shares held by BETS are effectively treated as treasury shares in Blanket Mine and no
NCI is recognised.

Fremiro purchase agreement

On
November 5, 2018
the Company and Fremiro entered into a sale agreement for Caledonia to purchase Fremiro's
15%
shareholding in Blanket Mine. On
January 21, 2020
all substantive conditions to the transaction were satisfied and the Company issued
727,266
shares to Fremiro for the cancellation of their facilitation loan and purchase of Fremiro's
15%
shareholding in Blanket Mine. The transaction was accounted for as a repurchase of a previously vested equity instrument. As a result, the Fremiro share of the NCI of
$3,600
was derecognised, shares were issued at fair value, the share based payment reserve was reduced by
$2,247
and the Company's shareholding in Blanket Mine increased to
64%
on the effective date.

Blanket Mine's indigenisation shareholding percentages and facilitation loan balances

				Balance of facilitation loan #
USD	Shareholding	NCI Recognised	NCI subject to facilitation loan	June 30, 2020	Dec 31, 2019
NIEEF	16%	3.2%	12.8%	11,849	11,877
Fremiro	- &	- &	- &	- &	11,458
Community Trust	10%	10.0%	-	-	-
BETS ~	10%	- *	- *	7,573	7,639
	36%	13.2%	12.8%	19,422	30,974

The balance on the facilitation loans is reconciled as follows:

	2020	2019

Balance at January 1,	30,974	30,986
Cancellation of Fremiro loan	(11,458)	-
Dividends used to repay loans	(793)	(540)
Interest accrued	699	536
Balance at June 30,	19,422	30,982

* The shares held by BETS are effectively treated as treasury shares (see above).
~ Accounted for under
IAS19
Employee Benefits.
&
After Fremiro purchase agreement.
# Facilitation loans are accounted for as equity instruments and are accordingly not
recognised as loans receivable.

Advance dividend loans and balances

In anticipation of completion of the underlying subscription agreements, Blanket Mine agreed to advance dividend arrangements with NIEEF and the Community Trust. Advances made to the Community Trust against their right to receive dividends declared by Blanket Mine on their shareholding are as follows:

•	a $2 million payment on or before September 30, 2012;

•	a $1 million payment on or before February 28, 2013; and

•	a $1 million payment on or before April 30, 2013.

These advance payments were debited to a loan account bearing interest at a rate at the lower of a fixed
7.25%
per annum, payable quarterly or the Blanket Mine dividend in the quarter to the advanced dividend loan holder. The loan is repayable by way of set-off of future dividends on the Blanket Mine shares owned by the Community Trust. Advances made to NIEEF as an advanced dividend loan before
2013
have been settled through Blanket Mine dividend repayments in
2014.
The advance dividend payments were recognised as distributions to shareholders and they are classified as equity instruments. The loans arising are not
recognised as loans receivable, because repayment is by way of uncertain future dividends.

Amendments to advanced dividend loan agreements

Advance dividend loan modification - Community Trust

On
February 27, 2020,
the Group, Blanket Mine and the indigenous shareholders of Blanket Mine reached agreement to change the repayment terms of the advance dividend loan to the Community Trust. The amendment allowed that
20%
of the Community Trust share of the Blanket dividend accrue on declaration of the dividend and that the remaining
80%
be applied to the advance dividend loan from
February 27, 2020.
The modification was
not
considered beneficial to the indigenous shareholders.

The movement in the advance dividend loan to the Community Trust is reconciled as follows:

	2020	2019

Balance at January 1,	1,632	2,053
Dividends used to repay advance dividends	(336)	(175)
Interest accrued	53	37
Balance at June 30,	1,349	1,915